RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Nov. 30, 2020
Related party transactions [abstract]
Disclosure of amounts due to directors and officers [Table Text Block]
	November 30, 2020	November 30, 2019
Company controlled by CFO	$3,865	$5,000
CEO of the Company	823	5,035
Director	41,667	—
	$46,355	$10,035

Disclosure of amounts due from directors and officers [Table Text Block]
	November 30, 2020	November 30, 2019
Company controlled by Corporate Secretary	$—	$5,250
Director	2,500	19,820
	$2,500	$25,070

Disclosure of transactions between related parties [Table Text Block]

	November 30, 2020	November 30, 2019	November 30, 2018
Management fees	$114,125	$123,000	$71,842
Consulting fees	166,667	—	—
Accounting fees	22,852	24,490	20,748
Rent	20,000	—	—
Share-based payments	271,993	260,145	—
Salaries and benefits to CEO	133,387	318,790	13,200
	$729,024	$726,425	$105,790